Earnings Per Share (EPS) (Details 8) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic and diluted (in dollars per share)	$ (1.52)	$ (1.69)
Shares Excluded from EPS calculation	5,158,450	593,697
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares Excluded from EPS calculation	23,921	129,050
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares Excluded from EPS calculation	665,058	371,759
Warrant [Member] | Sequel Power [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares Excluded from EPS calculation	0	92,888
Weighted average exercise price of options, RSUs and ESPP's (in dollars per share)	$ 3.15
Warrants expiration date	Jan. 14, 2015
Warrant [Member] | Underwriters [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares Excluded from EPS calculation	186,066	0
Warrant [Member] | Sequel Power One [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares Excluded from EPS calculation	4,256,000	0
Weighted average exercise price of options, RSUs and ESPP's (in dollars per share)	$ 1.18
Warrants expiration date	Feb. 25, 2020
Warrant [Member] | Sequel Power Three [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares Excluded from EPS calculation	27,405	0
Weighted average exercise price of options, RSUs and ESPP's (in dollars per share)	$ 2.50
Warrants expiration date	Jun. 24, 2020
Options RSUs and ESPPs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares Excluded from EPS calculation	688,979	500,809
Weighted average exercise price of options, RSUs and ESPP's (in dollars per share)	$ 8.39	$ 10.17
ESPP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares Excluded from EPS calculation	0	0